Subsequent events (Details Narrative)						12 Months Ended
	Mar. 01, 2023 Number $ / shares shares	Mar. 01, 2023 Number $ / shares shares	Nov. 17, 2022 $ / shares	Apr. 20, 2022 $ / shares	Apr. 13, 2021 $ / shares	Dec. 31, 2022 Number	Dec. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Performance option exercise | Number						(760,938)	(363,176)
Performance exercise price | $ / shares			$ 1.13	$ 2.75	$ 8.75
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	6,062,976	6,062,976
Events after reporting period [member] | Stock option one [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	5,305,104	5,305,104
Performance option exercise | Number		5,305,104
Performance exercise price | $ / shares		$ 0.91
Expire date		Mar. 01, 2033
Stock option vesting	25.00%	25.00%
Events after reporting period [member] | Performance option [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	757,872	757,872
Performance option exercise | Number	757,872
Performance exercise price | $ / shares	$ 0.91
Vest period		4 years
Description of nature of non-adjusting event after reporting period		The 757,872 performance stock options are exercisable at $0.91 per stock option, expire March 1, 2033 and vest ratably over a 4-year period with 25% of the stock options vesting on March 1, 2024 and the remaining 75% of the stock options vesting in 36 equal monthly installments subsequent to March 1, 2024 and, in all events, are subject to the Company’s common shares having an average share price of at least USD $5.00 on the Nasdaq over a period of 90 consecutive days (with such threshold being subject to adjustment in the event of any stock split, reverse split or other capital reorganization event) subsequent to March 1, 2023.